Other Non-Current Assets - Schedule of Other Non-Current Assets (Details) - USD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Schedule of Other Non-Current Assets [Line Items]
Other non-current assets		$ 3,344	$ 30,821
Other cloud infrastructure [Member]
Schedule of Other Non-Current Assets [Line Items]
Other non-current assets	[1]		19,039
Prepaid expense for cloud infrastructure support, net [Member]
Schedule of Other Non-Current Assets [Line Items]
Other non-current assets	[2]	3,344	4,171
Securities margin [Member]
Schedule of Other Non-Current Assets [Line Items]
Other non-current assets	[3]		4,141
Artificial intelligence platform under construction [Member]
Schedule of Other Non-Current Assets [Line Items]
Other non-current assets	[1]		2,270
Advances to employees [Member]
Schedule of Other Non-Current Assets [Line Items]
Other non-current assets	[4]		$ 1,200

[1]	During the fiscal year 2026, the Group reclassified costs incurred in connection with the development and construction of its cloud platform and artificial intelligence platform from other non-current assets to construction in progress. Refer to Note 7 for further details.
[2]	For the year ended December 31, 2025, the Group paid RMB41.2 million (approximately $5.7 million) for cloud infrastructure support, which would be amortized over 3 years based on the service agreements. For the six months ended June 30, 2025 and 2026, amortization expense was nil and $945, respectively.
[3]	Securities margin represented cash collateral provided under guarantee arrangements. The details of such arrangements and the related collateral deposits are disclosed in Note 5.
[4]	Receivables from third parties represented advances to employees for the Group’s daily operations. The details of such advances and related reclassification are disclosed in Note 5.